Quarterly Report
February 28, 2025
MFS®  Charter Income Trust
MCR-Q1

Portfolio of Investments
2/28/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 129.8%
Aerospace & Defense – 2.5%
Boeing Co., 6.388%, 5/01/2031		$17,000	$18,112
Boeing Co., 5.805%, 5/01/2050		729,000	703,177
Bombardier, Inc., 7.5%, 2/01/2029 (n)		430,000	444,795
Bombardier, Inc., 8.75%, 11/15/2030 (n)		202,000	216,292
Bombardier, Inc., 7.25%, 7/01/2031 (n)		311,000	318,243
Bombardier, Inc., 7%, 6/01/2032 (n)		229,000	232,166
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		525,000	523,740
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035		17,000	17,057
Moog, Inc., 4.25%, 12/15/2027 (n)		724,000	697,035
Spirit AeroSystems, Inc., 9.75%, 11/15/2030 (n)		352,000	389,704
TransDigm, Inc., 5.5%, 11/15/2027		1,061,000	1,050,645
TransDigm, Inc., 6.75%, 8/15/2028 (n)		117,000	119,004
TransDigm, Inc., 4.625%, 1/15/2029		566,000	537,995
TransDigm, Inc., 6.375%, 3/01/2029 (n)		621,000	629,184
TransDigm, Inc., 6.875%, 12/15/2030 (n)		1,124,000	1,153,329
			$7,050,478
Airlines – 0.2%
Air Canada, 3.875%, 8/15/2026 (n)		$666,000	$651,922
Asset-Backed & Securitized – 4.1%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.003%, 11/15/2054 (i)		$3,721,572	$152,893
ACREC 2021-FL1 Ltd., “C”, FLR, 6.578% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)		229,500	228,907
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)		20,426	20,443
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)		213,111	214,297
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)		236,825	235,998
Angel Oak Mortgage Trust, 2025-1, “A2”, 5.844%, 1/25/2070 (n)		96,583	97,145
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 6.426% ((SOFR - 1mo. + 0.11448%) + 2%), 12/15/2035 (n)		200,000	198,805
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 7.338% (SOFR - 30 day + 3%), 1/15/2037 (n)		208,000	206,457
Arbor Realty Trust, Inc., CLO, 2022-FL2, “A”, FLR, 6.161% (SOFR - 1mo. + 1.85%), 5/15/2037 (n)		395,216	395,694
AREIT 2022-CRE6 Trust, “C”, FLR, 6.49% (SOFR - 30 day + 2.15%), 1/20/2037 (n)		100,000	99,010
AREIT 2022-CRE6 Trust, “D”, FLR, 7.19% (SOFR - 30 day + 2.85%), 1/20/2037 (n)		100,000	98,503
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)		68,984	69,664
Bardot CLO Ltd., 2019-2A, “BRR”, FLR, 5.654% (SOFR - 3mo. + 1.35%), 10/22/2032 (n)		250,000	249,645
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.038% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)		69,609	124,419
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.598%, 4/15/2053 (i)		1,924,661	98,950
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.212%, 7/15/2054 (i)		934,874	51,951
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.584%, 2/15/2054 (i)		2,227,422	159,810
Benchmark 2020-B18 Mortgage Trust, “XA”, 1.783%, 7/15/2053 (i)		3,102,987	165,646
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.258%, 2/15/2054 (i)		3,581,892	190,691
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.137%, 3/15/2054 (i)		1,982,291	89,785
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.882%, 6/15/2054 (i)		5,514,850	204,386
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.234%, 7/15/2054 (i)		6,769,965	376,349
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.259%, 8/15/2054 (i)		2,305,785	130,895
Benchmark 2022-B36 Mortgage Trust, “XA”, 0.638%, 7/15/2055 (i)		8,924,011	381,683
BMP Commercial Mortgage Trust, 2024-MF23, “C”, FLR, 6.153% (SOFR - 1mo. + 1.8413%), 6/15/2041 (n)		100,000	100,000
BMP Commercial Mortgage Trust, 2024-MF23, “D”, FLR, 6.702% (SOFR - 1mo. + 2.3905%), 6/15/2041 (n)		100,000	100,125
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 6.476% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)		100,000	100,076
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 6.726% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)		100,000	100,088
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)		88,226	90,621
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)		88,226	90,589
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)		191,705	191,472
BX Trust, 2024-PURE, “A”, FLR, 4.892% (CORRA + 1.9%), 11/15/2041 (n)	CAD	154,000	106,670
BXMT 2021-FL4 Ltd., “B”, FLR, 5.976% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/15/2038 (n)		$549,000	527,413
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		89,945	88,555
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)		89,945	88,142

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)		$70,022	$70,537
CNH Equipment Trust, 2023-A, “A2”, 5.34%, 9/15/2026		3,698	3,701
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)		113,626	114,173
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.765%, 4/15/2054 (i)		1,566,156	52,969
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.971%, 6/15/2063 (i)		995,111	43,245
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.032%, 6/15/2064 (i)		1,288,578	60,785
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.789%, 4/15/2065		257,000	233,245
Crest Ltd., CDO, 7% (0.001% Cash or 7% PIK), 1/28/2040 (a)(p)		4,586,320	46
ELM Trust, 2024-ELM, “B10”, 5.596%, 6/10/2039 (n)		100,000	101,578
ELM Trust, 2024-ELM, “C10”, 5.777%, 6/10/2039 (n)		100,000	101,070
ELM Trust, 2024-ELM, “D10”, 6.184%, 6/10/2039 (n)		100,000	101,188
Empire District Bondco LLC, 4.943%, 1/01/2033		150,429	150,908
Enterprise Fleet Financing LLC, 2024-3, “A2”, 5.31%, 4/20/2027 (n)		56,000	56,319
Enterprise Fleet Financing LLC, 2025-1, “A2”, 4.65%, 10/20/2027 (n)		50,000	50,128
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)		100,000	101,431
EQT Trust, 2024-EXTR, “C”, 6.046%, 7/05/2041 (n)		100,000	101,266
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 6.602% (SOFR - 30 day + 2.25%), 2/23/2039 (n)		114,000	111,029
FS Rialto 2021-FL2 Issuer Ltd., “AS”, FLR, 5.976% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/16/2038 (n)		297,500	294,608
GreatAmerica Leasing Receivables Funding LLC, 2023-1, “A2”, 5.35%, 2/16/2026 (n)		20,212	20,252
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.426% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)		100,000	99,705
M&T Bank Auto Receivables Trust, 2025-1, “A-2A”, 4.63%, 5/15/2028 (n)		188,000	188,242
MF1 2021-FL5 Ltd., “C”, FLR, 6.126% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)		213,000	212,384
MF1 2021-FL5 Ltd., “D”, FLR, 6.926% ((SOFR - 1mo. + 0.11448%) + 2.5%), 7/15/2036 (n)		755,000	752,701
MF1 2022-FL8 Ltd., “C”, FLR, 6.512% (SOFR - 30 day + 2.2%), 2/19/2037 (n)		110,841	109,285
MF1 2024-FL14 LLC, “B”, FLR, 7.003% (SOFR - 1mo. + 2.689%), 3/19/2039 (n)		349,917	350,958
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.28%, 5/15/2054 (i)		1,023,493	54,322
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.173%, 6/15/2054 (i)		2,989,305	138,844
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “A”, 6.18%, 8/25/2028 (n)		244,000	245,648
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “B”, 6.48%, 8/25/2028 (n)		57,000	57,403
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)		100,765	101,373
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)		79,638	80,133
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)		235,163	236,533
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 6.576% ((SOFR - 1mo. + 0.11448%) + 2.15%), 9/15/2036 (n)		157,500	157,195
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 6.228% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)		190,000	189,025
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 6.528% ((SOFR - 1mo. + 0.11448)% + 2.1%), 4/18/2038 (n)		100,000	98,707
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.893% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)		235,000	235,118
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 5.826% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)		150,000	149,523
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 6.276% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)		310,000	308,531
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)		127,103	127,548
Volvo Financial Equipment LLC, 2024-1A, “A2”, 4.56%, 5/17/2027 (n)		79,000	79,040
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.494%, 8/15/2054 (i)		1,929,232	133,161
			$11,699,634
Automotive – 1.2%
Adient Global Holdings Ltd., 7.5%, 2/15/2033 (n)		$291,000	$291,126
Allison Transmission, Inc., 3.75%, 1/30/2031 (n)		1,105,000	993,359
Dealer Tire LLC/DT Issuer LLC, 8%, 2/01/2028 (n)		464,000	457,973
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		729,000	580,573
Ferrari N.V., 3.625%, 5/21/2030	EUR	130,000	139,384
Ford Motor Co., 6.1%, 8/19/2032		$48,000	47,508
Ford Motor Credit Co. LLC, 4.066%, 8/21/2030	EUR	100,000	104,075
Hyundai Capital America, 6.375%, 4/08/2030 (n)		$53,000	56,186
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		488,000	416,496
Wabash National Corp., 4.5%, 10/15/2028 (n)		462,000	416,835
			$3,503,515

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Banks & Diversified Financials (Covered Bonds) – 0.1%
Credit Agricole Home Loan SFH, 3.25%, 6/08/2033	EUR	100,000	$106,527
Credit Agricole Home Loan SFH S.A., 2.625%, 2/17/2031		100,000	103,624
Credit Mutuel Home Loan SFH, 3%, 7/29/2032		100,000	105,059
			$315,210
Broadcasting – 1.2%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)		$232,000	$219,719
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)		800,000	833,621
Discovery Communications LLC, 4.125%, 5/15/2029		20,000	18,984
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)		635,000	615,173
Nexstar Broadcasting, Inc., 4.75%, 11/01/2028 (n)		291,000	275,709
Prosus N.V., 3.061%, 7/13/2031 (n)		329,000	282,000
Univision Communications, Inc., 8%, 8/15/2028 (n)		347,000	352,483
Univision Communications, Inc., 8.5%, 7/31/2031 (n)		743,000	740,708
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032		20,000	17,967
			$3,356,364
Brokerage & Asset Managers – 1.4%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)		$709,000	$733,233
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)		557,000	608,798
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		274,000	274,320
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029		43,000	44,251
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034		42,000	44,917
Hightower Holding LLC, 6.75%, 4/15/2029 (n)		432,000	420,376
Hightower Holding LLC, 9.125%, 1/31/2030 (n)		261,000	274,333
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)		1,327,000	1,332,249
LPL Holdings, Inc., 4%, 3/15/2029 (n)		113,000	108,306
LPL Holdings, Inc., 5.65%, 3/15/2035		51,000	51,218
			$3,892,001
Building – 3.8%
ABC Supply Co., Inc., 3.875%, 11/15/2029 (n)		$670,000	$616,507
AmeriTex Holdco Intermediate LLC, 10.25%, 10/15/2028 (n)		581,000	617,885
BCPE Ulysses Intermediate, Inc., 7.75% (7.75% Cash or 8.5% PIK), 4/01/2027 (n)(p)		230,000	226,087
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)		479,000	370,284
Cornerstone Building Brands, Inc., 9.5%, 8/15/2029 (n)		230,000	219,085
Ferguson Enterprises, Inc., 5%, 10/03/2034		58,000	56,786
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		822,000	727,425
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		917,000	873,853
Knife River Corp., 7.75%, 5/01/2031 (n)		697,000	730,616
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)		427,000	393,005
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)		171,000	174,264
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		702,000	672,836
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)		717,000	702,441
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		223,000	225,921
Patrick Industries, Inc., 6.375%, 11/01/2032 (n)		852,000	846,801
Quikrete Holdings Inc., 6.375%, 3/01/2032 (n)		580,000	588,416
Standard Building Solutions, Inc., 6.5%, 8/15/2032 (n)		520,000	526,639
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		576,000	563,118
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		1,047,000	978,182
Vulcan Materials Co., 3.5%, 6/01/2030		38,000	35,837
Vulcan Materials Co., 5.7%, 12/01/2054		32,000	32,220
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		721,000	720,337
			$10,898,545
Business Services – 1.3%
athenahealth, Inc., 6.5%, 2/15/2030 (n)		$639,000	$619,982
Corning, Inc., 3.875%, 5/15/2026	EUR	100,000	104,944
Experian Finance PLC, 3.51%, 12/15/2033		100,000	105,353

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Business Services – continued
Fiserv, Inc., 4.4%, 7/01/2049		$84,000	$70,556
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)		373,000	367,039
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		663,000	654,265
Iron Mountain, Inc., 5.625%, 7/15/2032 (n)		694,000	673,713
Iron Mountain, Inc., 6.25%, 1/15/2033 (n)		406,000	408,344
Mastercard, Inc., 4.55%, 1/15/2035		58,000	56,646
Mastercard, Inc., 3.85%, 3/26/2050		22,000	17,699
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/2032 (n)		519,000	528,898
Visa, Inc., 3.65%, 9/15/2047		46,000	36,454
			$3,643,893
Cable TV – 4.1%
Cable One, Inc., 4%, 11/15/2030 (n)		$935,000	$760,196
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		2,327,000	2,168,221
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		1,323,000	1,210,623
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 5/01/2032		382,000	336,590
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)		535,000	448,474
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029		97,000	100,180
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		27,000	20,899
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		800,000	686,662
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		825,000	474,375
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		250,000	183,751
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)		253,000	246,864
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 10%, 2/15/2031 (n)		173,000	169,798
DISH DBS Corp., 7.75%, 7/01/2026		381,000	339,877
DISH DBS Corp., 5.125%, 6/01/2029		370,000	249,617
DISH Network Corp., 11.75%, 11/15/2027 (n)		372,000	392,524
EchoStar Corp., 10.75%, 11/30/2029		581,224	622,724
Summer BidCo B.V., 10% (10% Cash or 10.75% PIK), 2/15/2029 (n)(p)	EUR	130,227	139,809
Videotron Ltd., 3.625%, 6/15/2029 (n)		$91,000	85,581
Videotron Ltd., 5.7%, 1/15/2035 (n)		49,000	49,227
Virgin Media Finance PLC, 3.75%, 7/15/2030	EUR	100,000	94,912
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		$800,000	694,218
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)		891,000	854,045
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		1,465,000	1,297,847
			$11,627,014
Chemicals – 1.6%
Cerdia Finanz GmbH, 9.375%, 10/03/2031 (n)		$474,000	$496,776
Chemours Co., 4.625%, 11/15/2029 (n)		959,000	852,069
Chemours Co., 8%, 1/15/2033 (n)		230,000	226,722
Consolidated Energy Finance S.A., 6.5%, 5/15/2026 (n)		150,000	146,155
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)		635,000	551,847
DSM B.V., 3.375%, 2/25/2036	EUR	100,000	104,031
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)		$386,000	397,615
PPG Industries, Inc., 3.25%, 3/04/2032	EUR	100,000	103,502
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		$793,000	785,635
SNF Group SACA, 3.375%, 3/15/2030 (n)		805,000	709,398
Sociedad Quimica y Minera de Chile S.A., 5.5%, 9/10/2034 (n)		244,000	238,205
			$4,611,955
Computer Software – 0.8%
Accenture Capital, Inc., 4.25%, 10/04/2031		$39,000	$38,165
Accenture Capital, Inc., 4.5%, 10/04/2034		26,000	25,226
Amentum Escrow Corp., 7.25%, 8/01/2032 (n)		578,000	589,956
Cloud Software Group, Inc., 8.25%, 6/30/2032 (n)		697,000	722,728
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)		387,000	378,186
Microsoft Corp., 2.525%, 6/01/2050		71,000	45,156
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)		535,000	479,219

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software – continued
Oracle Corp., 4%, 7/15/2046		$62,000	$48,689
			$2,327,325
Computer Software - Systems – 0.9%
Sabre GLBL, Inc., 8.625%, 6/01/2027 (n)		$337,000	$346,516
Sabre GLBL, Inc., 10.75%, 11/15/2029 (n)		357,000	380,461
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		998,000	993,732
Virtusa Corp., 7.125%, 12/15/2028 (n)		355,000	348,678
Zebra Technologies Corp., “A”, 6.5%, 6/01/2032 (n)		551,000	560,113
			$2,629,500
Conglomerates – 1.9%
Amsted Industries, Inc., 6.375%, 3/15/2033 (n)		$434,000	$435,230
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		328,000	311,517
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		1,096,000	1,027,527
Chart Industries, Inc., 9.5%, 1/01/2031 (n)		326,000	350,321
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		788,000	797,197
Gates Corp., 6.875%, 7/01/2029 (n)		461,000	473,045
Highland Holdings S.à r.l. Co., 2.875%, 11/19/2027	EUR	100,000	103,973
Husky Injection Molding Systems Ltd., 9%, 2/15/2029 (n)		$464,000	488,436
Madison IAQ LLC, 5.875%, 6/30/2029 (n)		549,000	529,391
nVent Finance S.à r.l., 5.65%, 5/15/2033		23,000	23,314
Regal Rexnord Corp., 6.05%, 4/15/2028		131,000	133,975
SPX Flow, Inc., 8.75%, 4/01/2030 (n)		581,000	605,198
Veralto Corp., 4.15%, 9/19/2031	EUR	100,000	109,138
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		$39,000	40,073
			$5,428,335
Construction – 0.8%
Beazer Homes USA, Inc., 7.5%, 3/15/2031 (n)		$459,000	$459,586
Empire Communities Corp., 9.75%, 5/01/2029 (n)		642,000	669,602
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		183,000	179,857
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		390,000	363,946
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		484,000	462,166
			$2,135,157
Consumer Products – 1.9%
Acushnet Co., 7.375%, 10/15/2028 (n)		$708,000	$738,919
Amer Sports Co., 6.75%, 2/16/2031 (n)		791,000	812,242
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.5%, 10/15/2029 (n)		463,000	454,897
Champ Acquisition Corp., 8.375%, 12/01/2031 (n)		405,000	425,434
Haleon Netherlands Capital B.V., 1.25%, 3/29/2026	EUR	100,000	102,321
Kenvue, Inc., 5.05%, 3/22/2053		$57,000	54,756
Newell Brands, Inc., 6.375%, 5/15/2030		637,000	634,968
Newell Brands, Inc., 6.625%, 5/15/2032		346,000	344,138
Perrigo Finance Unlimited Co., 6.125%, 9/30/2032		806,000	806,000
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		630,000	621,487
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		572,000	515,368
			$5,510,530
Consumer Services – 2.3%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		$410,000	$412,678
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)		400,000	378,877
Allied Universal Holdco LLC, 7.875%, 2/15/2031 (n)		262,000	270,185
Amber Finco PLC, 6.625%, 7/15/2029 (n)	EUR	100,000	109,829
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		$659,000	599,963
Garda World Security Corp., 8.375%, 11/15/2032 (n)		629,000	646,537
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		837,000	775,739
Raven Acquisition Holdings LLC, 6.875%, 11/15/2031 (n)		575,000	568,520

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		$414,000	$340,601
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		436,000	345,576
Securitas AB, 3.375%, 5/20/2032	EUR	100,000	104,001
Service Corp. International, 5.75%, 10/15/2032		$678,000	672,631
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		770,000	706,144
TriNet Group, Inc., 7.125%, 8/15/2031 (n)		114,000	116,704
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)		544,000	542,548
			$6,590,533
Containers – 1.1%
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)		$452,000	$411,988
Ball Corp., 6%, 6/15/2029		288,000	292,831
Ball Corp., 2.875%, 8/15/2030		922,000	808,839
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/2030 (n)		697,000	707,592
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/2031 (n)		405,000	398,178
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)		601,000	600,110
			$3,219,538
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 2.95%, 2/15/2032		$48,000	$41,493
Arrow Electronics, Inc., 5.875%, 4/10/2034		69,000	70,218
CommScope Technologies LLC, 5%, 3/15/2027 (n)		288,000	271,339
			$383,050
Electronics – 0.5%
Diebold Nixdorf, Inc., 7.75%, 3/31/2030 (n)		$346,000	$360,784
Entegris, Inc., 4.375%, 4/15/2028 (n)		292,000	281,392
Entegris, Inc., 3.625%, 5/01/2029 (n)		524,000	485,756
Entegris, Inc., 5.95%, 6/15/2030 (n)		309,000	309,602
Intel Corp., 5.7%, 2/10/2053		45,000	42,298
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030		36,000	33,585
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5%, 1/15/2033		17,000	16,850
			$1,530,267
Emerging Market Quasi-Sovereign – 3.8%
Abu Dhabi Development Holding Co. PJSC, 5.5%, 5/08/2034 (n)		$855,000	$884,482
Bank Gospodarstwa Krajowego (Republic of Poland), 5.75%, 7/09/2034 (n)		909,000	927,180
Development Bank of Kazakhstan JSC, 5.25%, 10/23/2029 (n)		400,000	397,581
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029		400,000	397,673
Empresa Nacional del Petroleo (Republic of Chile), 5.95%, 7/30/2034 (n)		635,000	638,276
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028		624,000	619,763
Indian Railway Finance Corp., 2.8%, 2/10/2031		800,000	711,153
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		500,000	495,500
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		200,000	203,921
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)		493,000	508,113
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)		650,000	507,000
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031 (n)		200,000	199,238
Petroleos Mexicanos, 6.49%, 1/23/2027		904,000	888,248
Petroleos Mexicanos, 5.95%, 1/28/2031		100,000	85,104
Petroleos Mexicanos, 10%, 2/07/2033		60,000	62,520
Petroleos Mexicanos, 6.75%, 9/21/2047		866,000	600,532
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		352,000	338,343
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		1,065,000	1,076,400
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		500,000	521,683
Uzbek Industrial and Construction Bank ATB (Republic of Uzbekistan), 8.95%, 7/24/2029 (n)		597,000	619,479
			$10,682,189

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – 9.1%
Dominican Republic, 5.5%, 2/22/2029 (n)		$761,000	$747,332
Dominican Republic, 7.05%, 2/03/2031 (n)		150,000	156,068
Dominican Republic, 5.875%, 1/30/2060 (n)		948,000	834,856
Federal Republic of Nigeria, 7.875%, 2/16/2032		526,000	490,495
Federative Republic of Brazil, 10%, 1/01/2027	BRL	2,900,000	456,163
Hellenic Republic (Republic of Greece), 3.375%, 6/15/2034	EUR	1,239,000	1,309,900
Hellenic Republic (Republic of Greece), 3.625%, 6/15/2035 (n)		440,000	471,921
Hellenic Republic (Republic of Greece), 4.125%, 6/15/2054		75,000	81,049
Kingdom of Morocco, 1.375%, 3/30/2026		428,000	436,562
Kingdom of Morocco, 3%, 12/15/2032 (n)		$459,000	381,647
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	17,777,000	389,573
Oriental Republic of Uruguay, 9.75%, 7/20/2033		8,914,000	209,636
People's Republic of China, 3.13%, 11/21/2029	CNY	5,400,000	795,077
People's Republic of China, 2.88%, 2/25/2033		9,820,000	1,461,296
People's Republic of China, 2.27%, 5/25/2034		3,400,000	487,567
Republic of Albania, 4.75%, 2/14/2035 (n)	EUR	273,000	281,158
Republic of Angola, 9.375%, 5/08/2048		$870,000	716,728
Republic of Argentina, 4.125%, 7/09/2035		768,494	486,072
Republic of Bulgaria, 5%, 3/05/2037		742,000	719,878
Republic of Costa Rica, 7.3%, 11/13/2054		600,000	630,467
Republic of Cote d'Ivoire, 5.25%, 3/22/2030	EUR	929,000	925,238
Republic of Cote d'Ivoire, 6.875%, 10/17/2040		100,000	91,027
Republic of Guatemala, 6.05%, 8/06/2031 (n)		$630,000	628,444
Republic of Guatemala, 6.125%, 6/01/2050 (n)		382,000	346,802
Republic of Hungary, 5.5%, 6/16/2034 (n)		650,000	643,012
Republic of Korea, 1.875%, 6/10/2029	KRW	3,511,250,000	2,325,709
Republic of Korea, 1.375%, 6/10/2030		2,446,670,000	1,566,751
Republic of Korea, 1.5%, 12/10/2030		1,250,000,000	801,115
Republic of Paraguay, 6%, 2/09/2036 (n)		$200,000	202,600
Republic of Paraguay, 5.4%, 3/30/2050 (n)		1,150,000	1,006,223
Republic of Peru, 5.375%, 2/08/2035		556,000	545,583
Republic of Philippines, 3.556%, 9/29/2032		334,000	303,501
Republic of Serbia, 1.65%, 3/03/2033	EUR	428,000	359,701
Republic of Serbia, 6%, 6/12/2034 (n)		$329,000	330,318
Republic of Serbia, 2.05%, 9/23/2036 (n)	EUR	452,000	358,965
Republic of South Africa, 7.1%, 11/19/2036 (n)		$683,000	670,178
Republic of South Africa, 7.3%, 4/20/2052		611,000	557,574
Republic of Turkey, 7.625%, 5/15/2034		535,000	550,970
Republic of Turkey, 6.5%, 1/03/2035		314,000	297,460
Sultanate of Oman, 7%, 1/25/2051		800,000	859,231
United Mexican States, 4.75%, 4/27/2032		727,000	677,149
United Mexican States, 3.771%, 5/24/2061		440,000	262,543
			$25,853,539
Energy - Independent – 3.8%
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)		$387,000	$402,751
Civitas Resources, Inc., 8.625%, 11/01/2030 (n)		192,000	202,064
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)		432,000	450,928
CNX Resources Corp., 7.25%, 3/01/2032 (n)		465,000	476,289
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		1,032,000	1,014,599
Diamondback Energy, Inc., 5.75%, 4/18/2054		49,000	47,315
Encino Acquisition Partners Holdings LLC, 8.75%, 5/01/2031 (n)		644,000	692,015
Gulfport Energy Corp., 6.75%, 9/01/2029 (n)		635,000	648,028
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/01/2032 (n)		634,000	639,257
Matador Resources Co., 6.875%, 4/15/2028 (n)		654,000	667,998
Matador Resources Co., 6.5%, 4/15/2032 (n)		228,000	228,006
Occidental Petroleum Corp., 6.45%, 9/15/2036		72,000	75,230
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)		699,000	696,263
Permian Resources Operating LLC, 7%, 1/15/2032 (n)		487,000	500,334

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Permian Resources Operating LLC, 6.25%, 2/01/2033 (n)		$379,000	$380,904
Pioneer Natural Resources Co., 2.15%, 1/15/2031		95,000	82,734
Santos Finance Ltd., 6.875%, 9/19/2033 (n)		71,000	76,904
Sitio Royalties Operating Partnership LP, 7.875%, 11/01/2028 (n)		895,000	937,605
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		987,000	964,626
Viper Energy, Inc., 7.375%, 11/01/2031 (n)		288,000	301,958
Vital Energy, Inc., 7.875%, 4/15/2032 (n)		659,000	635,354
Wildfire Intermediate Holdings LLC, 7.5%, 10/15/2029 (n)		580,000	575,695
			$10,696,857
Energy - Integrated – 0.2%
BP Capital Markets America, Inc., 4.812%, 2/13/2033		$54,000	$53,305
BP Capital Markets PLC, 6%, 2/19/2173	GBP	100,000	126,576
Eni S.p.A., 3.875%, 1/15/2034	EUR	100,000	107,407
Exxon Mobil Corp., 1.408%, 6/26/2039		100,000	78,288
TotalEnergies Capital International S.A., 3.16%, 3/03/2033		100,000	104,203
			$469,779
Entertainment – 3.0%
Carnival Corp., 5.75%, 3/15/2030 (n)		$581,000	$582,701
Carnival Corp., 6.125%, 2/15/2033 (n)		291,000	293,060
Life Time, Inc., 6%, 11/15/2031 (n)		632,000	634,335
Lindblad Expeditions Holdings, Inc., 9%, 5/15/2028 (n)		580,000	605,631
Motion Bondco DAC, 6.625%, 11/15/2027 (n)		664,000	650,813
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)		56,000	56,017
NCL Corp. Ltd., 6.25%, 3/01/2030 (n)		580,000	582,692
NCL Corp. Ltd., 6.75%, 2/01/2032 (n)		377,000	385,375
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)		587,000	588,035
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)		415,000	416,958
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)		290,000	288,399
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)		891,000	901,038
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)		552,000	535,001
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)		938,000	960,967
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)		221,000	220,742
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)		894,000	884,267
			$8,586,031
Financial Institutions – 4.0%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)		$874,138	$855,405
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		76,000	75,599
Azorra Finance Ltd., 7.75%, 4/15/2030 (n)		975,000	990,631
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)		280,000	298,841
Credit Acceptance Corp., 6.625%, 3/15/2030 (n)		407,000	407,602
Fastighets AB Balder, 4%, 2/19/2032	EUR	100,000	104,526
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)		$446,000	446,793
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)		517,000	539,675
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)		661,000	652,062
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)		435,000	458,178
FTAI Aviation Ltd., 7%, 6/15/2032 (n)		231,000	236,381
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/2029		407,000	414,910
Icahn Enterprises LP/Ichan Enterprises Finance Corp., 10%, 11/15/2029 (n)		231,000	234,772
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)		29,000	28,757
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		231,000	237,185
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		709,000	707,689
Nationstar Mortgage Holdings, Inc., 6.5%, 8/01/2029 (n)		462,000	465,101
OneMain Finance Corp., 6.625%, 5/15/2029		563,000	573,863
OneMain Finance Corp., 5.375%, 11/15/2029		669,000	653,691
OneMain Finance Corp., 7.5%, 5/15/2031		394,000	410,626
PennyMac Financial Services, Inc., 6.875%, 2/15/2033 (n)		989,000	989,227

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Shriram Finance Ltd., 6.15%, 4/03/2028 (n)		$738,000	$734,596
Shurgard Luxembourg Co., 3.625%, 10/22/2034	EUR	100,000	104,441
SLM Corp., 6.5%, 1/31/2030		$406,000	417,766
Truenoord Ltd., 8.75%, 3/01/2030 (n)		348,000	355,987
			$11,394,304
Food & Beverages – 3.4%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$40,000	$37,109
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		42,000	42,702
B&G Foods, Inc., 8%, 9/15/2028 (n)		517,000	528,291
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)		129,000	128,127
Barry Callebaut Services N.V., 4.25%, 8/19/2031	EUR	100,000	106,224
Bunge Ltd. Finance Corp., 4.65%, 9/17/2034		$90,000	87,011
Carlsberg Breweries A.S., 3.25%, 2/28/2032	EUR	100,000	104,336
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		$755,000	724,564
Chobani LLC/Chobani Finance Corp., 7.625%, 7/01/2029 (n)		496,000	517,735
Constellation Brands, Inc., 2.25%, 8/01/2031		53,000	44,968
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)		448,000	462,476
Fiesta Purchaser, Inc., 9.625%, 9/15/2032 (n)		479,000	505,296
Flowers Foods, Inc., 5.75%, 3/15/2035		57,000	58,416
Flowers Foods, Inc., 6.2%, 3/15/2055		33,000	33,968
Gruma S.A.B. de C.V., 5.39%, 12/09/2034 (n)		400,000	395,920
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032		713,000	641,585
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 12/01/2052		50,000	52,831
Kraft Heinz Foods Co., 4.375%, 6/01/2046		94,000	78,609
Nestle Finance International Ltd., 3.5%, 1/14/2045	EUR	40,000	41,252
Performance Food Group Co., 5.5%, 10/15/2027 (n)		$773,000	769,540
Performance Food Group Co., 6.125%, 9/15/2032 (n)		380,000	381,919
Pernod Ricard S.A., 3.25%, 3/03/2032	EUR	100,000	103,775
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		$993,000	931,217
Post Holdings, Inc., 6.25%, 10/15/2034 (n)		254,000	252,550
Primo Water Holdings Inc./Triton Water Holdings, 4.375%, 4/30/2029 (n)		1,156,000	1,106,044
Sudzucker International Finance B.V., 4.125%, 1/29/2032	EUR	50,000	52,728
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)		$970,000	938,333
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)		151,000	148,487
Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031 (n)		286,000	278,494
			$9,554,507
Forest & Paper Products – 0.6%
Graphic Packaging International LLC, 1.512%, 4/15/2026 (n)		$79,000	$75,979
Graphic Packaging International LLC, 6.375%, 7/15/2032 (n)		866,000	878,552
Smurfit Kappa Treasury Co., 7.5%, 11/20/2025		55,000	56,047
Smurfit Kappa Treasury Co., 3.807%, 11/27/2036	EUR	100,000	104,911
Veritiv Operating Co., 10.5%, 11/30/2030 (n)		$464,000	504,596
			$1,620,085
Gaming & Lodging – 2.8%
Allwyn Entertainment Finance, 7.25%, 4/30/2030	EUR	114,000	$126,536
CCM Merger, Inc., 6.375%, 5/01/2026 (n)		$617,000	616,836
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)		1,171,000	1,157,252
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030		1,213,000	1,183,107
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)		631,000	559,030
Las Vegas Sands Corp., 3.9%, 8/08/2029		89,000	84,007
Las Vegas Sands Corp., 6.2%, 8/15/2034		17,000	17,449
Marriott International, Inc., 2.85%, 4/15/2031		90,000	80,133
Melco Resorts Finance Limited, 5.375%, 12/04/2029		955,000	884,561
Whitbread Group PLC, 5.5%, 5/31/2032	GBP	100,000	125,477
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)		$1,040,000	1,001,677
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		1,083,000	1,052,133

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)		$831,000	$809,048
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/2031 (n)		162,000	170,503
			$7,867,749
Industrial – 0.9%
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)		$635,000	$648,096
APi Escrow Corp., 4.75%, 10/15/2029 (n)		1,009,000	957,433
Brundage-Bone Concrete Pumping Holdings, Inc., 7.5%, 2/01/2032 (n)		232,000	235,672
Pachelbel Bidco Spa, 7.125%, 5/17/2031 (n)	EUR	100,000	112,961
Prysmian S.p.A., 3.625%, 11/28/2028		100,000	105,308
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$35,000	21,488
Williams Scotsman, Inc., 4.625%, 8/15/2028 (n)		413,000	401,335
			$2,482,293
Insurance – 0.1%
Corebridge Financial, Inc., 4.35%, 4/05/2042		$76,000	$65,314
MetLife, Inc., 5.3%, 12/15/2034		63,000	64,172
Nippon Life Insurance Co., 4.114% to 1/23/2035, FLR (EUR ICE Swap Rate - 5yr. + 2.6%) to 1/23/2055	EUR	100,000	105,352
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)		$62,000	66,331
			$301,169
Insurance - Health – 0.1%
Elevance Health, Inc., 5.375%, 6/15/2034		$68,000	$68,885
UnitedHealth Group, Inc., 5.15%, 7/15/2034		98,000	98,698
			$167,583
Insurance - Property & Casualty – 2.8%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/01/2029 (n)		$466,000	$483,189
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)		514,000	499,330
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)		447,000	433,577
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)		478,000	487,264
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.5%, 10/01/2031 (n)		1,183,000	1,185,774
American International Group, Inc., 5.125%, 3/27/2033		55,000	55,369
AmWINS Group Benefits, Inc., 6.375%, 2/15/2029 (n)		288,000	291,264
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)		412,000	392,545
Arthur J. Gallagher & Co., 5%, 2/15/2032		12,000	12,003
Arthur J. Gallagher & Co., 6.5%, 2/15/2034		16,000	17,513
Arthur J. Gallagher & Co., 5.75%, 3/02/2053		45,000	45,448
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)		1,068,000	1,092,088
Brown & Brown, Inc., 5.65%, 6/11/2034		49,000	50,166
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	106,000	74,795
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054		$71,000	74,051
Hub International Ltd., 5.625%, 12/01/2029 (n)		287,000	280,962
Hub International Ltd., 7.25%, 6/15/2030 (n)		1,051,000	1,085,367
Hub International Ltd., 7.375%, 1/31/2032 (n)		390,000	400,250
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031		46,000	46,142
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055		51,000	50,269
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)		892,000	917,932
			$7,975,298
Interactive Media Services – 0.1%
Snap, Inc., 6.875%, 3/01/2033 (n)		$406,000	$411,066
International Market Quasi-Sovereign – 0.3%
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 3.375%, 1/29/2038	EUR	20,000	$20,984
EnBW International Finance B.V. (Federal Republic of Germany), 3.75%, 11/20/2035		40,000	42,129
Landsbankinn hf. (Republic of Iceland), 3.75%, 10/08/2029		100,000	104,932
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)		$200,000	207,675
NBN Co. Ltd. (Commonwealth of Australia), 3.75%, 3/22/2034	EUR	100,000	107,477

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – continued
P3 Group S.à.r.l. (Grand Duchy of Luxembourg), 4%, 4/19/2032	EUR	100,000	$105,220
RTE Reseau de Transport d'Electricite (Republic of France), 3.5%, 10/02/2036		100,000	104,981
SPP-Distribucia A.S. (Republic of Slovakia), 1%, 6/09/2031		180,000	156,664
Swisscom Finance, 3.5%, 11/29/2031		100,000	106,662
			$956,724
International Market Sovereign – 9.5%
Commonwealth of Australia, 3.25%, 6/21/2039	AUD	15,620,000	$8,419,620
Commonwealth of Australia, 2.75%, 5/21/2041		719,000	351,709
Commonwealth of Australia, 3%, 3/21/2047		952,000	446,788
Government of Bermuda, 5%, 7/15/2032 (n)		$560,000	547,120
Government of Canada, 1.5%, 6/01/2031	CAD	197,000	126,659
Government of Canada, 3.5%, 12/01/2045		297,000	217,987
Government of Canada, 1.75%, 12/01/2053		224,000	114,752
Government of Japan, 1.2%, 12/20/2034	JPY	99,000,000	647,750
Government of Japan, 2.4%, 12/20/2034		371,000,000	2,697,714
Government of Japan, 0.3%, 12/20/2039		169,250,000	911,556
Government of Japan, 1.1%, 6/20/2043		120,450,000	694,447
Government of Japan, 0.4%, 3/20/2050		142,100,000	616,873
Government of Japan, 0.7%, 12/20/2051		295,000,000	1,341,673
Kingdom of Spain, 3.15%, 4/30/2035 (n)	EUR	454,000	473,926
Kingdom of Spain, 3.9%, 7/30/2039 (n)		1,003,000	1,100,367
Republic of Iceland, 5%, 11/15/2028	ISK	62,250,000	410,705
Republic of Italy, 3.85%, 2/01/2035	EUR	453,000	486,039
Republic of Italy, 1.45%, 3/01/2036		1,738,000	1,466,674
Republic of Italy, 4.15%, 10/01/2039 (n)		1,346,000	1,450,867
Republic of Italy, 4.3%, 10/01/2054 (n)		80,000	84,923
United Kingdom Treasury, 4.25%, 6/07/2032	GBP	535,000	673,055
United Kingdom Treasury, 1.25%, 10/22/2041		3,789,000	2,832,542
United Kingdom Treasury, 1.5%, 7/22/2047		384,000	257,969
United Kingdom Treasury, 3.75%, 7/22/2052		594,000	602,861
			$26,974,576
Local Authorities – 0.0%
Province of Alberta, 1.65%, 6/01/2031	CAD	95,000	$60,376
Province of British Columbia, 2.95%, 6/18/2050		115,000	65,009
			$125,385
Machinery & Tools – 0.8%
AGCO Corp., 5.8%, 3/21/2034		$46,000	$46,776
CNH Industrial Capital LLC, 5.5%, 1/12/2029		35,000	35,991
Manitowoc Co., Inc., 9.25%, 10/01/2031 (n)		405,000	425,250
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)		1,308,000	1,376,471
United Rentals North America, Inc., 6.125%, 3/15/2034 (n)		289,000	292,264
			$2,176,752
Major Banks – 1.1%
Banco BPM S.p.A., 2.625%, 9/06/2029	EUR	100,000	$103,642
Bank of America Corp., 5.202% to 4/25/2028, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$59,000	59,833
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		69,000	60,711
Bank of America Corp., 5.425% to 8/15/2034, FLR (SOFR - 1 day + 1.913%) to 8/15/2035		71,000	70,108
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		221,000	193,190
Danske Bank A.S., 3.25% to 1/14/2032, FLR (EUR ICE Swap Rate - 1yr. + 0.9%) to 1/14/2033	EUR	100,000	104,695
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029		$150,000	151,374
Erste Group Bank AG, 3.25% to 1/14/2032, FLR (EURIBOR - 3mo. +0.98%) to 1/14/2033	EUR	100,000	104,392
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030		$57,000	56,568
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035		78,000	76,275
ING Groep N.V., 3.375%, 11/19/2032	EUR	100,000	104,269
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030		$59,000	60,749

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		$108,000	$91,785
JPMorgan Chase & Co., 3.761% to 3/21/2033, FLR (EURIBOR - 3mo. + 0.98%) to 3/21/2034	EUR	100,000	107,006
JPMorgan Chase & Co., 3.588%, 1/23/2036		100,000	104,742
JPMorgan Chase & Co., 3.328% to 4/22/2051, FLR (SOFR - 1 day + 1.58%) to 4/22/2052		$28,000	19,932
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		154,000	145,420
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		43,000	43,748
Morgan Stanley, 5.213%, 10/24/2035	GBP	100,000	123,375
Nationwide Building Society, 5.532% to 1/13/2032, FLR (BPISDS01 + 1.474%) to 1/13/2033		100,000	126,936
NatWest Group PLC, 3.673% to 8/05/2030, FLR (EURIBOR - 3mo. + 1.097%) to 8/05/2031	EUR	100,000	106,385
NatWest Group PLC, 8.125% to 5/10/2034, FLR (CMT - 5yr. + 3.752%) to 6/30/2172		$200,000	212,951
NatWest Markets PLC, 3.125%, 1/10/2030	EUR	100,000	104,542
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035		$35,000	36,096
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036		27,000	27,652
Royal Bank of Canada, 4.875%, 11/01/2030	GBP	100,000	125,770
Société Générale S.A., 3.75% to 7/15/2030, FLR (EURIBOR - 3mo. + 1.45%) to 7/15/2031	EUR	100,000	105,271
Société Générale S.A., 3.75%, 5/17/2035		100,000	102,994
Toronto-Dominion Bank, 4.03% to 1/23/2031, FLR (EUR Swap Rate - 5yr. + 1.5%) to 1/23/2036		100,000	104,936
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		$200,000	171,810
UniCredit S.p.A., 3.8% to 1/16/2032, FLR (EURIBOR - 3mo. +1.4%) to 1/16/2033	EUR	150,000	157,589
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028		$45,000	44,003
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		34,000	30,543
			$3,239,292
Medical & Health Technology & Services – 4.3%
180 Medical, Inc., 3.875%, 10/15/2029 (n)		$965,000	$897,515
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)		586,000	567,123
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)		486,000	506,655
CAB SELAS, 3.375%, 2/01/2028	EUR	100,000	100,234
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)		$1,157,000	1,080,902
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)		609,000	605,102
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)		338,000	220,501
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)		1,365,000	1,156,990
Concentra, Inc., 6.875%, 7/15/2032 (n)		671,000	695,958
Encompass Health Corp., 5.75%, 9/15/2025		70,000	69,937
Encompass Health Corp., 4.75%, 2/01/2030		827,000	801,315
Encompass Health Corp., 4.625%, 4/01/2031		246,000	231,539
HCA, Inc., 5.125%, 6/15/2039		54,000	50,844
IQVIA, Inc., 5%, 5/15/2027 (n)		627,000	621,026
IQVIA, Inc., 6.5%, 5/15/2030 (n)		600,000	614,944
Lifepoint Health, Inc., 9.875%, 8/15/2030 (n)		353,000	376,861
Lifepoint Health, Inc., 11%, 10/15/2030 (n)		367,000	403,860
Lifepoint Health, Inc., 10%, 6/01/2032 (n)		232,000	226,691
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		88,000	55,367
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		142,000	143,765
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)		476,000	476,138
Tenet Healthcare Corp., 6.125%, 10/01/2028		409,000	408,750
Tenet Healthcare Corp., 4.375%, 1/15/2030		253,000	237,916
Tenet Healthcare Corp., 6.125%, 6/15/2030		978,000	979,982
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)		566,000	578,592
			$12,108,507
Medical Equipment – 0.7%
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)		$266,000	$282,543
Medline Borrower LP, 3.875%, 4/01/2029 (n)		290,000	271,849
Medline Borrower LP, 5.25%, 10/01/2029 (n)		833,000	807,518
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)		577,000	585,628
			$1,947,538

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 1.9%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$708,000	$665,529
Cleveland-Cliffs, Inc., 7%, 3/15/2032 (n)		406,000	407,724
FMG Resources Ltd., 5.875%, 4/15/2030 (n)		146,000	145,398
FMG Resources Ltd., 4.375%, 4/01/2031 (n)		1,916,000	1,757,924
Novelis, Inc., 4.75%, 1/30/2030 (n)		761,000	717,279
Novelis, Inc., 6.875%, 1/30/2030 (n)		484,000	494,787
Novelis, Inc., 3.875%, 8/15/2031 (n)		296,000	260,408
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)		305,656	207,423
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)		576,000	597,711
			$5,254,183
Midstream – 4.9%
Buckeye Partners LP, 6.75%, 2/01/2030 (n)		$348,000	$357,444
Buckeye Partners LP, 5.85%, 11/15/2043		175,000	157,242
Columbia Pipelines Operating Co. LLC, 6.036%, 11/15/2033 (n)		26,000	27,157
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)		59,000	63,890
Delek Logistics Partners LP/Delek Logistics Corp., 8.625%, 3/15/2029 (n)		693,000	726,460
DT Midstream, Inc., 4.125%, 6/15/2029 (n)		829,000	785,928
DT Midstream, Inc., 4.375%, 6/15/2031 (n)		853,000	792,277
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054		78,000	76,454
Energy Transfer LP, 5.95%, 5/15/2054		60,000	59,264
Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, 1/15/2029		229,000	236,163
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)		597,000	595,843
NFE Financing LLC, 12%, 11/15/2029 (n)		406,856	402,056
NuStar Logistics LP, 6.375%, 10/01/2030		692,000	706,789
Pembina Pipeline Corp., 4.81%, 3/25/2044	CAD	97,000	64,283
Peru LNG, 5.375%, 3/22/2030		$474,851	444,570
Plains All American Pipeline LP, 5.7%, 9/15/2034		70,000	71,429
Prairie Acquiror LP, 9%, 8/01/2029 (n)		523,000	542,018
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)		582,000	573,927
Sunoco LP, 7.25%, 5/01/2032 (n)		697,000	727,331
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		977,000	958,944
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)		491,000	501,824
Targa Resources Corp., 4.95%, 4/15/2052		53,000	45,440
TransMontaigne Partners LLC, 8.5%, 6/15/2030 (n)		348,000	353,035
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)		639,000	595,761
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)		123,000	125,856
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		650,000	592,345
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		597,000	621,884
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)		656,000	724,422
Venture Global LNG, Inc., 7%, 1/15/2030 (n)		289,000	292,983
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		916,000	954,511
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)		718,000	730,284
			$13,907,814
Mortgage-Backed – 3.2%
Fannie Mae, 6.5%, 4/01/2032 - 1/01/2033		$10,187	$10,534
Fannie Mae, 5.5%, 7/01/2033 - 4/01/2054		404,606	406,918
Fannie Mae, 6%, 8/01/2034 - 8/01/2054		71,020	72,972
Fannie Mae, 3.5%, 12/01/2047		33,924	31,661
Fannie Mae, 4%, 9/25/2050 (i)		114,061	22,511
Fannie Mae, UMBS, 2%, 4/01/2042 - 5/01/2052		503,587	412,162
Fannie Mae, UMBS, 6.5%, 2/01/2043		26,424	27,252
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 7/01/2050		108,674	100,009
Fannie Mae, UMBS, 2.5%, 1/01/2050 - 2/01/2052		543,267	455,810
Fannie Mae, UMBS, 3%, 5/01/2051 - 12/01/2051		388,019	340,820
Fannie Mae, UMBS, 5%, 8/01/2052		153,935	152,062
Fannie Mae, UMBS, 4%, 10/01/2052		446,142	419,142
Fannie Mae, UMBS, 5.5%, 11/01/2052		98,336	99,229

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 1.375%, 3/25/2027 (i)	$448,000	$11,422
Freddie Mac, 0.124%, 2/25/2028 (i)	36,576,000	159,259
Freddie Mac, 0.293%, 2/25/2028 (i)	15,572,000	140,182
Freddie Mac, 0.107%, 4/25/2028 (i)	15,983,000	72,687
Freddie Mac, 4.969%, 3/25/2029	145,625	145,625
Freddie Mac, 4.874%, 4/25/2029	223,691	224,191
Freddie Mac, 1.086%, 7/25/2029 (i)	1,849,816	74,342
Freddie Mac, 4.63%, 10/25/2029	93,769	94,766
Freddie Mac, 4.69%, 11/25/2029	190,142	192,674
Freddie Mac, 1.798%, 4/25/2030 - 5/25/2030 (i)	2,880,517	234,274
Freddie Mac, 1.867%, 4/25/2030 (i)	731,897	59,647
Freddie Mac, 1.666%, 5/25/2030 (i)	896,340	68,351
Freddie Mac, 1.341%, 6/25/2030 (i)	821,458	50,990
Freddie Mac, 1.598%, 8/25/2030 (i)	719,995	54,397
Freddie Mac, 1.169%, 9/25/2030 (i)	455,646	25,656
Freddie Mac, 1.08%, 11/25/2030 (i)	901,677	48,554
Freddie Mac, 0.323%, 1/25/2031 (i)	3,168,283	47,240
Freddie Mac, 0.512%, 3/25/2031 (i)	3,719,549	92,482
Freddie Mac, 0.938%, 7/25/2031 (i)	670,491	35,133
Freddie Mac, 0.536%, 9/25/2031 (i)	2,699,427	82,476
Freddie Mac, 0.567%, 12/25/2031 (i)	659,754	21,113
Freddie Mac, 6%, 8/01/2034	17,220	17,895
Freddie Mac, 4.489%, 9/25/2034	155,737	155,008
Freddie Mac, 4.76%, 10/25/2034	99,414	100,976
Freddie Mac, 5%, 11/01/2054	74,099	72,936
Freddie Mac, 5.5%, 11/01/2054	434,967	435,802
Freddie Mac, 5.702%, 2/25/2055	113,024	113,658
Freddie Mac, 5.852%, 2/25/2055	65,738	66,500
Freddie Mac, 5.424%, 3/25/2055	189,416	189,504
Freddie Mac, 5.45%, 3/25/2055	190,286	190,663
Freddie Mac, UMBS, 4.5%, 7/01/2038 - 11/01/2053	193,815	189,104
Freddie Mac, UMBS, 2.5%, 7/01/2051	460,714	387,343
Freddie Mac, UMBS, 2%, 8/01/2051 - 9/01/2051	64,678	52,076
Freddie Mac, UMBS, 3%, 4/01/2052 - 5/01/2052	637,846	556,429
Freddie Mac, UMBS, 5%, 11/01/2052	199,745	197,232
Freddie Mac, UMBS, 6%, 8/01/2053	55,752	57,203
Ginnie Mae, 4.726%, 10/20/2045	72,036	70,188
Ginnie Mae, 2.5%, 8/20/2051 - 10/20/2052	561,605	481,544
Ginnie Mae, 2%, 2/20/2052 - 4/20/2052	100,763	82,789
Ginnie Mae, 3%, 4/20/2052 - 11/20/2052	110,233	98,112
Ginnie Mae, 3.5%, 7/20/2052	71,173	65,524
Ginnie Mae, 4%, 7/20/2052 - 11/20/2052	95,722	90,318
Ginnie Mae, 5.5%, 2/20/2053 - 1/20/2055	154,297	155,047
Ginnie Mae, 5%, 3/20/2053 - 11/20/2054	297,962	294,627
Ginnie Mae, 5.496%, 3/20/2064	82,365	82,925
Ginnie Mae, TBA, 6%, 3/15/2055	50,000	50,675
Ginnie Mae, TBA, 6.5%, 3/15/2055	200,000	204,047
Ginnie Mae, TBA, 5.5%, 4/15/2055	25,000	25,037
UMBS, TBA, 2.5%, 3/15/2055 - 4/25/2055	250,000	208,988
		$9,178,693
Municipals – 0.3%
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039	$85,000	$82,133
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.641%, 7/01/2037	115,000	106,014
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 4.949%, 7/01/2038	145,000	141,383
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052	150,000	152,072
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040	70,000	58,457
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	246,000	243,083
		$783,142

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Natural Gas - Distribution – 0.1%
Boston Gas Co., 5.843%, 1/10/2035 (n)		$71,000	$73,541
Engie S.A., 1.375%, 2/28/2029	EUR	100,000	98,257
Vier Gas Transport GmbH, 3.375%, 11/11/2031		100,000	104,977
			$276,775
Natural Gas - Pipeline – 0.1%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)		$61,000	$60,165
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	100,000	92,715
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)		$23,000	23,343
			$176,223
Network & Telecom – 1.0%
Altice Financing S.A., 5.75%, 8/15/2029 (n)		$275,000	$215,718
Frontier Communications Holdings LLC, 6.75%, 5/01/2029 (n)		750,000	759,663
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		1,012,000	1,029,823
Iliad Holding S.A.S., 5.375%, 4/15/2030 (n)	EUR	100,000	106,329
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)		366,000	409,905
Windstream Services, LLC / Windstream Escrow, 8.25%, 10/01/2031 (n)		$232,000	239,836
			$2,761,274
Oil Services – 0.7%
Archrock Partners LP, 6.625%, 9/01/2032 (n)		$518,000	$524,365
Nabors Industries, Inc., 8.875%, 8/15/2031 (n)		630,000	567,125
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		683,000	701,942
Valaris Ltd., 8.375%, 4/30/2030 (n)		287,000	290,734
			$2,084,166
Oils – 0.1%
Marathon Petroleum Corp., 5.7%, 3/01/2035		$98,000	$98,644
Raizen Fuels Finance S.A., 5.7%, 1/17/2035 (n)		335,000	316,743
			$415,387
Other Banks & Diversified Financials – 0.4%
Abanca Corporacion Bancaria S.A., 3.25% to 2/14/2030, FLR (EUR ICE Swap Rate - 1yr. + 1.05%) to 2/14/2031	EUR	100,000	$103,445
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)		$200,000	211,730
BPCE S.A., 3.875% to 2/26/2035, FLR (EURIBOR - 3mo. + 1.45%) to 2/26/2036	EUR	100,000	104,908
CaixaBank S.A., 3.75%, 1/27/2036		100,000	104,715
CaixaBank S.A., 4% to 3/05/2032, FLR (EUR ICE Swap Rate - 5yr. + 1.75%) to 3/05/2037		100,000	103,671
Deutsche Bank AG, 3.375% to 2/13/2030, FLR (EURIBOR - 3mo. + 1.25%) to 2/13/2031		100,000	103,712
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)		$200,000	223,172
M&T Bank Corp., 4.553% to 8/16/2027, FLR (SOFR - 1 day + 1.78%) to 8/16/2028		41,000	40,902
M&T Bank Corp., 6.082% to 3/13/2031, FLR (SOFR - 1 day + 2.26%) to 3/13/2032		45,000	46,995
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030		36,000	36,713
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035		27,000	27,769
			$1,107,732
Pharmaceuticals – 0.7%
1375209 B.C. Ltd., 9%, 1/30/2028 (n)		$287,000	$288,069
AbbVie, Inc., 5.35%, 3/15/2044		41,000	41,350
AbbVie, Inc., 5.4%, 3/15/2054		51,000	51,335
Bausch Health Co., Inc., 4.875%, 6/01/2028 (n)		444,000	385,170
Bausch Health Co., Inc., 5.25%, 1/30/2030 (n)		244,000	157,543
Bristol-Myers Squibb Co., 5.5%, 2/22/2044		34,000	34,399
Eli Lilly & Co., 5.5%, 2/12/2055		24,000	24,770
Grifols S.A., 3.875%, 10/15/2028	EUR	294,000	288,931
Johnson & Johnson, 3.05%, 2/26/2033		100,000	104,806
Johnson & Johnson, 3.55%, 6/01/2044		100,000	104,631
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)		$654,000	622,102
			$2,103,106

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Pollution Control – 0.5%
GFL Environmental, Inc., 4%, 8/01/2028 (n)		$758,000	$719,055
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		313,000	324,593
Wrangler Holdco Corp., 6.625%, 4/01/2032 (n)		259,000	265,197
			$1,308,845
Precious Metals & Minerals – 0.6%
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		$229,000	$221,082
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		701,000	697,032
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		635,000	623,897
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		53,000	55,282
			$1,597,293
Railroad & Shipping – 0.0%
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055		$67,000	$68,147
Real Estate - Healthcare – 0.2%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 5%, 10/15/2027		$227,000	$204,291
MPT Operating Partnership LP/MPT Finance Corp., REIT, 8.5%, 2/15/2032 (n)		347,000	356,054
			$560,345
Real Estate - Office – 0.1%
Boston Properties LP, REIT, 3.65%, 2/01/2026		$71,000	$70,162
Boston Properties LP, REIT, 2.75%, 10/01/2026		23,000	22,270
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		49,000	47,680
Corporate Office Property LP, REIT, 2%, 1/15/2029		21,000	18,714
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		23,000	19,803
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034		42,000	42,842
			$221,471
Real Estate - Other – 0.9%
EPR Properties, REIT, 3.6%, 11/15/2031		$104,000	$93,432
Lexington Realty Trust Co., 2.7%, 9/15/2030		47,000	41,443
Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (n)		579,000	553,706
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		1,109,000	1,149,250
XHR LP, REIT, 4.875%, 6/01/2029 (n)		729,000	694,463
			$2,532,294
Real Estate - Retail – 0.2%
Hammerson PLC, 5.875%, 10/08/2036	GBP	100,000	$122,193
STORE Capital Corp., REIT, 2.75%, 11/18/2030		$113,000	98,902
STORE Capital Corp., REIT, 2.7%, 12/01/2031		18,000	15,359
Unibail-Rodamco-Westfield SE, 3.875%, 9/11/2034	EUR	100,000	105,010
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)		$100,000	96,176
			$437,640
Restaurants – 0.6%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)		$461,000	$468,768
1011778 B.C. ULC/New Red Finance, Inc., 4%, 10/15/2030 (n)		406,000	370,221
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		634,000	589,537
New Red Finance, Inc., 5.625%, 9/15/2029 (n)		289,000	289,134
			$1,717,660
Retailers – 1.5%
Home Depot, Inc., 3.625%, 4/15/2052		$85,000	$64,013
L Brands, Inc., 6.625%, 10/01/2030 (n)		748,000	763,757
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)		562,000	549,482
Mavis Tire Express Services Corp., 6.5%, 5/15/2029 (n)		405,000	394,825
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	345,000	297,359
Parkland Corp., 4.625%, 5/01/2030 (n)		$1,055,000	990,314

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Retailers – continued
Parkland Corp., 6.625%, 8/15/2032 (n)		$116,000	$117,011
Penske Automotive Group Co., 3.75%, 6/15/2029		756,000	703,687
Saks Global Enterprises, 11%, 12/15/2029 (n)		289,000	266,828
			$4,147,276
Specialty Chemicals – 0.1%
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)		$29,000	$26,942
International Flavors & Fragrances, Inc., 4.375%, 6/01/2047		68,000	55,084
International Flavors & Fragrances, Inc., 5%, 9/26/2048		63,000	54,971
Linde PLC, 3.25%, 2/18/2037	EUR	100,000	102,468
			$239,465
Specialty Stores – 1.0%
Carvana Co., 9% (9% Cash or 12% PIK) to 8/15/2025, 9% Cash to 12/01/2028 (n)(p)		$199,385	$206,528
Carvana Co., 14% (9% Cash or 14% PIK) to 8/15/2025, 9% Cash to 6/01/2031 (n)(p)		852,085	968,555
DICK'S Sporting Goods, 4.1%, 1/15/2052		87,000	64,792
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		328,000	246,077
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		481,000	293,605
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		870,000	841,859
Richemont International S.A., 1.625%, 5/26/2040	EUR	100,000	81,205
			$2,702,621
Supermarkets – 0.4%
Albertsons Cos., LLC / Safeway, Inc., 6.25%, 3/15/2033 (n)		$289,000	$292,604
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		769,000	799,726
Kroger Co., 5.5%, 9/15/2054		56,000	54,406
Tesco Corporate Treasury Services PLC, 5.125%, 5/22/2034	GBP	100,000	121,245
			$1,267,981
Telecommunications - Wireless – 1.3%
Altice France S.A., 5.5%, 1/15/2028 (n)		$534,000	$429,812
Altice France S.A., 5.125%, 7/15/2029 (n)		200,000	155,161
American Tower Corp., 5.45%, 2/15/2034		55,000	56,176
Millicom International Cellular S.A., 5.125%, 1/15/2028		635,400	615,444
SBA Communications Corp., 3.875%, 2/15/2027		422,000	410,936
SBA Communications Corp., 3.125%, 2/01/2029		945,000	866,240
T-Mobile USA, Inc., 3.875%, 4/15/2030		54,000	51,712
T-Mobile USA, Inc., 5.75%, 1/15/2034		26,000	27,210
T-Mobile USA, Inc., 3.5%, 2/11/2037	EUR	110,000	112,733
Vodafone Group PLC, 5.625%, 2/10/2053		$47,000	45,250
WP/AP Telecom Holdings III B.V., 5.5%, 1/15/2030	EUR	100,000	104,383
Zegona Finance PLC, 6.75%, 7/15/2029 (n)		100,000	110,498
Zegona Finance PLC, 8.625%, 7/15/2029 (n)		$598,000	635,375
			$3,620,930
Telephone Services – 0.4%
Deutsche Telekom AG, 3.625%, 2/03/2045	EUR	30,000	$30,655
Koninklijke KPN N.V., 3.375%, 2/17/2035		100,000	103,075
Level 3 Financing, Inc., 11%, 11/15/2029 (n)		$348,675	395,652
Level 3 Financing, Inc., 3.875%, 10/15/2030 (n)		377,731	295,661
TELUS Corp., 2.85%, 11/13/2031	CAD	151,000	97,775
Uniti Group/CSL Capital Co., 6.5%, 2/15/2029 (n)		$233,000	216,501
			$1,139,319
Tobacco – 0.2%
B.A.T. International Finance PLC, 4.125%, 4/12/2032	EUR	100,000	$107,319
Turning Point Brands, Inc., 7.625%, 3/15/2032 (n)		$406,000	419,362
			$526,681

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 0.4%
Autostrade per l'Italia S.p.A., 4.625%, 2/28/2036	EUR	100,000	$108,636
Avis Budget Finance PLC, 7.25%, 7/31/2030 (n)		517,000	550,388
Cofiroute S.A., 3.125%, 3/06/2033		100,000	103,208
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)		$60,000	61,147
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)		38,000	40,077
Heathrow Funding Ltd., 3.875%, 1/16/2038	EUR	100,000	105,250
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)		$547,435	173,701
Triton International Ltd., 3.15%, 6/15/2031 (n)		78,000	67,823
			$1,210,230
U.S. Treasury Obligations – 21.4%
U.S. Treasury Bonds, 1.125%, 8/15/2040 (f)		$15,219,000	$9,599,860
U.S. Treasury Bonds, 3.875%, 5/15/2043		6,087,000	5,602,418
U.S. Treasury Bonds, 4.75%, 11/15/2053		4,999,000	5,196,031
U.S. Treasury Notes, 4%, 6/30/2028		7,400,000	7,404,336
U.S. Treasury Notes, 4.125%, 8/31/2030		7,000,000	7,023,789
U.S. Treasury Notes, 4.875%, 10/31/2030		4,700,000	4,893,508
U.S. Treasury Notes, 2.75%, 8/15/2032 (f)		16,124,000	14,711,260
U.S. Treasury Notes, 4%, 2/15/2034		6,385,000	6,297,954
			$60,729,156
Utilities - Electric Power – 3.2%
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026		$28,000	$28,192
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		86,000	74,078
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		20,000	19,310
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		17,000	14,471
Bruce Power LP, 2.68%, 12/21/2028	CAD	82,000	55,319
Bruce Power LP, 4.27%, 12/21/2034		93,000	65,053
Calpine Corp., 4.5%, 2/15/2028 (n)		$663,000	648,479
Centrais Eletricas Brasileiras S.A., 6.5%, 1/11/2035 (n)		234,000	229,905
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		200,000	198,176
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		1,476,000	1,313,857
Clearway Energy Operating LLC, 3.75%, 1/15/2032 (n)		212,000	183,774
ContourGlobal Power Holdings S.A., 5%, 2/28/2030 (n)	EUR	100,000	105,973
Duke Energy Florida LLC, 6.2%, 11/15/2053		$63,000	68,024
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	50,000	63,357
Edison International, 4.7%, 8/15/2025		$65,000	64,850
Enel Finance International N.V., 2.5%, 7/12/2031 (n)		200,000	171,505
Enel Finance International N.V., 3.875%, 1/23/2035	EUR	100,000	106,714
Enel Finance International N.V., 3.5%, 2/24/2036		100,000	103,357
Enel S.p.A., 4.5% to 1/14/2033, FLR (EUR ICE Swap Rate - 5yr. + 2.196%) to 1/14/2038, FLR (EUR ICE Swap Rate - 5yr. + 2.446%) to 1/14/2053, FLR (EUR ICE Swap Rate - 5yr. + 3.446%) to 1/14/2174		120,000	124,472
ENGIE Energia Chile S.A., 6.375%, 4/17/2034 (n)		$200,000	204,571
Entergy Corp., 0.9%, 9/15/2025		87,000	85,238
Eversource Energy, 5.5%, 1/01/2034		55,000	55,408
Florida Power & Light Co., 2.875%, 12/04/2051		75,000	48,508
Georgia Power Co., 4.95%, 5/17/2033		55,000	54,680
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		28,000	24,226
National Grid, Inc., 3.724%, 11/25/2034	EUR	100,000	104,851
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025		$58,000	58,272
Pacific Gas & Electric Co., 6.1%, 1/15/2029		26,000	26,811
Pacific Gas & Electric Co., 6.4%, 6/15/2033		25,000	26,399
Pacific Gas & Electric Co., 5.9%, 10/01/2054		39,000	38,134
PG&E Corp., 5.25%, 7/01/2030		988,000	948,390
PG&E Corp., 7.375% to 3/15/2030, FLR (CMT - 5yr. + 3.883%) to 3/15/2055		291,000	287,600
PPL Electric Utilities Corp. 1st Mortgage, 5.25%, 5/15/2053		76,000	74,905
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		673,480	687,572
Terna Rete Elettrica Nazionale S.p.A., 3.125%, 2/17/2032	EUR	100,000	103,825
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		$266,000	265,321

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		$978,000	$945,943
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		438,000	411,966
Xcel Energy, Inc., 4.6%, 6/01/2032		43,000	41,685
Xcel Energy, Inc., 5.5%, 3/15/2034		36,000	36,367
XPLR Infrastructure Operating Partners LP, 4.5%, 9/15/2027 (n)		361,000	344,896
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)		526,000	522,485
			$9,036,919
Utilities - Gas – 0.2%
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	709,000	$692,894
Utilities - Water – 0.0%
Severn Trent Water Ltd., 3.875%, 8/04/2035	EUR	100,000	$105,614
Total Bonds			$368,507,265
Exchange-Traded Funds – 0.9%
Fixed Income ETFs – 0.9%
Invesco Senior Loan Fund ETF		123,116	$2,580,511
Common Stocks – 0.1%
Oil Services – 0.0%
LTRI Holdings LP (a)(u)		615	$168,061
Telecom Services – 0.1%
Intelsat Emergence S.A. (a)		6,129	$226,773
Total Common Stocks			$394,834
	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)	GBP 1.14	N/A	6,125	$2,889

Mutual Funds (h) – 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 4.38% (v)	5,601,870	$5,602,430
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
iTraxx Europe Crossover Series 42 Index Credit Default Swap - Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – May 2025 @ 3.25%	Put	Goldman Sachs International	$ 4,109,302	EUR 3,610,000	$22,052
Other Assets, Less Liabilities – (32.8)%	(93,073,706)
Net Assets – 100.0%	$284,036,275
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,602,430 and $371,507,551, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

Portfolio of Investments (unaudited) – continued
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $207,910,914, representing 73.2% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BPISDS01	1-year SONIA linked ICE Swap Rate
CDO	Collateralized Debt Obligation
CFRR	China Fixing Repo Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
MIBOR	Mumbai Inter-Bank Offer Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
USA-CPI-U	Consumer Price Index - Urban Consumers
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
TWD	Taiwan Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 2/28/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	453,861	USD	279,344	Barclays Bank PLC	4/16/2025	$2,367
BRL	2,059,750	USD	339,556	Goldman Sachs International	3/05/2025	10,286
CZK	8,939,879	USD	361,668	UBS AG	4/16/2025	8,305
EUR	254,639	USD	263,269	Barclays Bank PLC	4/16/2025	1,467
EUR	74,189	USD	76,724	Deutsche Bank AG	4/16/2025	407
EUR	781,277	USD	808,081	HSBC Bank	4/16/2025	4,177
EUR	552,262	USD	570,061	JPMorgan Chase Bank N.A.	4/16/2025	4,101
EUR	1,634,997	USD	1,696,268	Merrill Lynch International	4/16/2025	3,567
EUR	4,944,618	USD	5,114,648	State Street Corp.	4/16/2025	26,055
GBP	1,268,709	USD	1,545,188	Citibank N.A.	4/16/2025	50,555
GBP	102,421	USD	126,969	HSBC Bank	4/16/2025	1,854
GBP	100,509	USD	122,318	JPMorgan Chase Bank N.A.	4/16/2025	4,099
HUF	224,018,403	USD	573,969	Deutsche Bank AG	4/16/2025	1,442
HUF	221,240,093	USD	568,004	Goldman Sachs International	4/16/2025	270
JPY	28,958,995	USD	192,579	Barclays Bank PLC	4/16/2025	740
JPY	60,068,031	USD	395,949	JPMorgan Chase Bank N.A.	4/16/2025	5,041
JPY	83,352,206	USD	538,628	Merrill Lynch International	4/16/2025	17,797
JPY	199,913,783	USD	1,309,762	State Street Corp.	4/16/2025	24,779
MXN	1,669,529	USD	80,110	UBS AG	4/16/2025	618
NOK	49,129,269	USD	4,282,011	HSBC Bank	4/16/2025	80,212
NZD	2,341,647	USD	1,311,244	State Street Corp.	4/16/2025	268
SEK	448,000	USD	40,183	HSBC Bank	4/16/2025	1,536
TWD	12,501,927	USD	380,518	Citibank N.A.	4/17/2025	1,854
TWD	31,636,492	USD	961,391	JPMorgan Chase Bank N.A.	4/15/2025	6,054
ZAR	2,269,970	USD	120,492	State Street Corp.	4/16/2025	404
USD	120,588	AUD	192,613	HSBC Bank	4/16/2025	1,033
USD	141,155	AUD	227,352	JPMorgan Chase Bank N.A.	4/16/2025	38
USD	1,134,159	AUD	1,817,064	Merrill Lynch International	4/16/2025	6,311
USD	356,130	BRL	2,059,750	Goldman Sachs International	3/05/2025	6,288
USD	294,809	BRL	1,716,616	JPMorgan Chase Bank N.A.	3/05/2025	3,247
USD	291,892	BRL	1,716,616	JPMorgan Chase Bank N.A.	6/02/2025	5,679
USD	1,382,786	CAD	1,988,943	BNP PARIBAS	4/16/2025	5,325
USD	283,810	CAD	409,189	HSBC Bank	4/16/2025	422
USD	523,694	CAD	746,435	State Street Corp.	4/16/2025	6,743
USD	107,504	CAD	154,000	UBS AG	4/16/2025	849
USD	226,394	CHF	201,943	Merrill Lynch International	4/16/2025	1,626
USD	192,835	CHF	172,388	State Street Corp.	4/16/2025	962
USD	375,156	CZK	8,939,879	UBS AG	4/16/2025	5,183
USD	104,063	EUR	99,629	Citibank N.A.	4/16/2025	483
USD	553,122	EUR	527,776	Deutsche Bank AG	4/16/2025	4,417
USD	1,722,470	EUR	1,648,315	HSBC Bank	4/16/2025	8,789
USD	997,435	EUR	953,073	JPMorgan Chase Bank N.A.	4/16/2025	6,568
USD	153,057	EUR	146,551	Merrill Lynch International	4/16/2025	695
USD	500,747	EUR	477,026	State Street Corp.	4/16/2025	4,803
USD	98,440	EUR	94,427	UBS AG	4/22/2025	237
USD	87,226	GBP	69,338	State Street Corp.	4/16/2025	15
USD	574,709	HUF	221,895,127	Deutsche Bank AG	4/16/2025	4,752
USD	584,530	HUF	226,113,145	JPMorgan Chase Bank N.A.	4/16/2025	3,738
USD	866,608	INR	75,427,410	Barclays Bank PLC	4/15/2025	7,255
USD	787,788	INR	68,198,773	Deutsche Bank AG	3/10/2025	8,750
USD	4,782,985	KRW	6,836,464,353	Citibank N.A.	4/24/2025	97,667
USD	2,215	MYR	9,732	Barclays Bank PLC	3/10/2025	33

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	568,017	NZD	1,001,793	Deutsche Bank AG	4/16/2025	$6,932
USD	370,305	NZD	659,470	State Street Corp.	4/16/2025	949
USD	1,125,528	SEK	11,955,032	Deutsche Bank AG	4/16/2025	12,248
						$470,292
Liability Derivatives
AUD	781,205	USD	499,399	HSBC Bank	4/16/2025	$(14,506)
AUD	670,863	USD	424,257	JPMorgan Chase Bank N.A.	4/16/2025	(7,853)
BRL	1,092,184	USD	187,570	Citibank N.A.	3/05/2025	(2,066)
BRL	624,432	USD	107,240	Goldman Sachs International	3/05/2025	(1,182)
BRL	2,059,750	USD	349,709	Goldman Sachs International	6/02/2025	(6,285)
BRL	1,716,616	USD	297,301	JPMorgan Chase Bank N.A.	3/05/2025	(5,739)
CAD	808,583	USD	562,174	UBS AG	4/16/2025	(2,182)
CHF	1,282,270	USD	1,429,217	State Street Corp.	4/16/2025	(2,013)
CNH	548,434	USD	75,835	Merrill Lynch International	4/16/2025	(470)
CNH	716,728	USD	99,276	State Street Corp.	4/16/2025	(784)
CZK	9,165,445	USD	384,617	State Street Corp.	4/16/2025	(5,310)
EUR	870,956	USD	916,452	Barclays Bank PLC	4/16/2025	(10,958)
EUR	728,162	USD	762,850	Deutsche Bank AG	4/16/2025	(5,812)
EUR	851,824	USD	893,703	HSBC Bank	4/16/2025	(8,099)
EUR	629,822	USD	660,826	Merrill Lynch International	4/16/2025	(6,028)
EUR	712,864	USD	743,867	State Street Corp.	4/16/2025	(2,732)
EUR	935,486	USD	983,402	UBS AG	4/16/2025	(10,818)
IDR	30,949,833	USD	1,906	Citibank N.A.	5/05/2025	(43)
INR	7,228,637	USD	83,346	Barclays Bank PLC	4/15/2025	(990)
INR	68,198,773	USD	784,751	Deutsche Bank AG	4/15/2025	(7,755)
INR	68,198,773	USD	801,141	Goldman Sachs International	3/10/2025	(22,104)
JPY	17,044,162	USD	113,811	Barclays Bank PLC	4/16/2025	(31)
JPY	221,792,594	USD	1,495,709	Deutsche Bank AG	4/16/2025	(15,113)
JPY	13,106,054	USD	88,160	JPMorgan Chase Bank N.A.	4/16/2025	(669)
JPY	28,155,667	USD	189,431	State Street Corp.	4/16/2025	(1,476)
NOK	13,410,614	USD	1,203,406	Merrill Lynch International	4/16/2025	(12,668)
NZD	1,238,300	USD	708,923	State Street Corp.	4/16/2025	(15,375)
ZAR	6,793,382	USD	368,611	State Street Corp.	4/16/2025	(6,803)
USD	9,645,405	AUD	15,674,104	State Street Corp.	4/16/2025	(83,485)
USD	176,045	BRL	1,092,184	Citibank N.A.	3/05/2025	(9,459)
USD	103,033	BRL	624,432	Goldman Sachs International	3/05/2025	(3,025)
USD	1,411,036	CHF	1,284,368	State Street Corp.	4/16/2025	(18,502)
USD	3,409,982	CNH	24,971,298	HSBC Bank	4/16/2025	(21,552)
USD	84,381	CNH	619,065	State Street Corp.	4/16/2025	(691)
USD	2,306,664	CNH	16,891,932	UBS AG	4/16/2025	(14,611)
USD	368,505	CZK	9,104,255	Barclays Bank PLC	4/16/2025	(8,270)
USD	4,377,756	EUR	4,231,811	Barclays Bank PLC	4/16/2025	(21,873)
USD	12,184,245	EUR	11,793,610	Deutsche Bank AG	4/16/2025	(77,055)
USD	4,980,542	EUR	4,819,972	HSBC Bank	4/16/2025	(30,574)
USD	1,043,675	EUR	1,007,468	JPMorgan Chase Bank N.A.	4/16/2025	(3,745)
USD	288,624	EUR	278,784	Merrill Lynch International	4/16/2025	(1,215)
USD	8,016,798	EUR	7,762,524	State Street Corp.	4/16/2025	(53,558)
USD	464,034	GBP	372,592	Barclays Bank PLC	4/16/2025	(4,601)
USD	112,149	GBP	89,979	Deutsche Bank AG	4/16/2025	(1,024)
USD	370,018	GBP	295,882	HSBC Bank	4/16/2025	(2,133)
USD	114,493	GBP	91,521	JPMorgan Chase Bank N.A.	4/16/2025	(619)
USD	125,010	GBP	100,000	JPMorgan Chase Bank N.A.	4/22/2025	(765)
USD	60,757	GBP	48,887	Merrill Lynch International	4/16/2025	(732)
USD	6,358,787	GBP	5,205,711	State Street Corp.	4/16/2025	(188,789)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	6,258,866	JPY	977,528,774	Deutsche Bank AG	4/16/2025	$(266,714)
USD	1,458,415	JPY	227,719,584	JPMorgan Chase Bank N.A.	4/16/2025	(61,747)
USD	1,071,332	NZD	1,913,165	HSBC Bank	4/16/2025	(195)
USD	4,359,293	SEK	48,596,664	HSBC Bank	4/16/2025	(166,141)
USD	377,870	TWD	12,495,021	Barclays Bank PLC	4/17/2025	(4,291)
USD	965,993	TWD	31,928,973	Citibank N.A.	4/17/2025	(10,556)
USD	128,636	ZAR	2,424,615	Deutsche Bank AG	4/16/2025	(497)
USD	363,242	ZAR	6,989,832	State Street Corp.	4/16/2025	(9,028)
						$(1,241,311)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Australian Bond 10 yr	Short	AUD	70	$4,930,977	March – 2025	$49,247
Canadian Treasury Bond 10 yr	Long	CAD	14	1,207,382	June – 2025	15,444
Canadian Treasury Bond 5 yr	Long	CAD	40	3,205,253	June – 2025	26,154
Euro-Bobl 5 yr	Long	EUR	98	12,088,424	June – 2025	3,803
Euro-Buxl 30 yr	Long	EUR	5	673,240	March – 2025	1,817
Euro-Schatz 2 yr	Short	EUR	92	10,204,991	March – 2025	38,933
Long Gilt 10 yr	Long	GBP	3	352,577	June – 2025	1,091
U.S. Treasury Bond 30 yr	Long	USD	5	590,469	June – 2025	10,133
U.S. Treasury Note 2 yr	Long	USD	9	1,862,719	June – 2025	6,752
						$153,374
Liability Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	10	$1,381,646	March – 2025	$(4,617)
U.S. Treasury Note 10 yr	Short	USD	118	13,109,063	June – 2025	(156,231)
U.S. Treasury Note 5 yr	Short	USD	280	30,222,500	June – 2025	(327,943)
U.S. Treasury Ultra Note 10 yr	Short	USD	54	6,169,500	June – 2025	(86,261)
						$(575,052)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Inflation Swaps
1/10/30	USD	3,400,000	centrally cleared	USA-CPI-U / At Maturity	2.523% / At Maturity	$8,465	$—	$8,465
Interest Rate Swaps
6/18/30	INR	110,300,000	centrally cleared	6.043% / Quarterly	MIBOR / Semi-annually	$2,732	$—	$2,732
						$11,197	$—	$11,197

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Interest Rate Swaps
11/18/29	CNY	15,300,000	centrally cleared	1.6445% / Quarterly	CFRR / Quarterly	$(2,974)	$—	$(2,974)
12/13/29	CNY	4,800,000	centrally cleared	1.49% / Quarterly	CFRR / Quarterly	(5,529)	9	(5,520)
						$(8,503)	$9	$(8,494)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Credit Default Swaps
12/20/29	EUR	90,000	Goldman Sachs International	1.00% / Quarterly	(1)	$2,443	$(8,525)	$(6,082)
(1) Fund, as a protection seller, to pay notional amount upon a defined credit event by SES SA, 0.875%, 11/04/2027, a BBB rated bond. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default swap index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody's, Fitch, and Standard & Poor's rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default swap index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index's reference basket of securities.
Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract.   Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country.  The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.
At February 28, 2025, the fund had cash collateral of $557,000 and other liquid securities with an aggregate value of $1,339,270 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of February 28, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Luxembourg	$—	$226,773	$—	$226,773
United States	—	—	168,061	168,061
United Kingdom	—	2,889	—	2,889
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	60,729,156	—	60,729,156
Non - U.S. Sovereign Debt	—	64,467,028	—	64,467,028
Municipal Bonds	—	783,142	—	783,142
U.S. Corporate Bonds	—	175,229,448	—	175,229,448
Residential Mortgage-Backed Securities	—	10,510,312	—	10,510,312
Commercial Mortgage-Backed Securities	—	5,380,144	—	5,380,144
Asset-Backed Securities (including CDOs)	—	4,987,871	—	4,987,871
Foreign Bonds	—	46,442,216	—	46,442,216
Investment Companies	8,182,941	—	—	8,182,941
Total	$8,182,941	$368,758,979	$168,061	$377,109,981
Other Financial Instruments
Futures Contracts – Assets	$153,374	$—	$—	$153,374
Futures Contracts – Liabilities	(575,052)	—	—	(575,052)
Forward Foreign Currency Exchange Contracts – Assets	—	470,292	—	470,292
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,241,311)	—	(1,241,311)
Swap Agreements – Assets	—	11,197	—	11,197
Swap Agreements – Liabilities	—	(14,576)	—	(14,576)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 11/30/24	$139,956
Change in unrealized appreciation or depreciation	28,105
Balance as of 2/28/25	$168,061
At February 28, 2025, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended February 28, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,654,771	$27,040,492	$29,092,852	$19	$—	$5,602,430
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$87,277	$—